Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable, net

Note 4 – Accounts receivable, net

Accounts receivable, net consists of the following:

	December 31, 2023	December 31, 2022

Accounts receivable	$32,085,912	$23,280,417
Allowance for doubtful accounts	(3,009,363)	(3,189,642)
Total accounts receivable, net	$29,076,549	$20,090,775

Movements of allowance for doubtful accounts are as follows:

	December 31, 2023	December 31, 2022

Beginning balance	$3,189,642	$3,004,435
Addition	246,336	555,133
Recovery*	(374,078)	(86,994)
Exchange rate effect	(52,537)	(282,932)
Ending balance	$3,009,363	$3,189,642

*	The Company recovered account receivable for the years ended December 31, 2023 and 2022 due to collection of account receivable's balance that were allowanced in prior period.